Earnings per share (Details) - Schedule of earnings per share - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 27, 2022	Jun. 30, 2022	Dec. 27, 2021	Jun. 30, 2021	Dec. 27, 2020	Jun. 30, 2020
Schedule Of Earnings Per Share Abstract
Net income for the year (in Brazil Real)	R$ 520,100	R$ 520,100	R$ 317,646	R$ 317,646	R$ 119,554	R$ 119,554
Weighted average number of common shares issued (thousands)	98,844		69,642		56,681
Effect from dilution – shares	513		1,774		420
Weighted average number of common shares issued adjusted by the dilution effect	99,357		71,416		57,101
Basic earnings per share (in Brazil Real per share)	R$ 5.2618		R$ 4.5611		R$ 2.1092
Diluted earnings per share (in Brazil Real per share)	R$ 5.2347		R$ 4.4478		R$ 2.0937